                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-03691

                      LORD ABBETT MID-CAP VALUE FUND, INC.
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2006

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ITEM 1: REPORT TO SHAREHOLDERS.

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[LORD ABBETT LOGO]

LORD ABBETT

2006 SEMIANNUAL REPORT

LORD ABBETT MID CAP VALUE FUND

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

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LORD ABBETT MID CAP VALUE
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Mid Cap Value Fund's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Fund's portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ ROBERT S. DOW
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------
Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: As the first half of the six month period came to a close, domestic equities, as measured by the S&P 500(R) Index,(1) were in positive territory and at multiyear highs. Unfortunately, a string of events led to the erosion of those gains, ultimately leaving the S&P 500 down for the period. Triggering the sell-off was a higher than expected March inflation report (released in mid-April).

     As the market came under pressure in the second half of the period, investors reduced their exposure to market risk. Though small capitalization stocks outperformed the broad market in the six months to June, large caps benefited (relative to small caps) in the second half from a flight to quality that occurred as the market consolidated. Like their capitalization, mid cap equities represented the middle ground of equity performance, outperforming the lagging large caps, while trailing the higher returns of small caps. Within the S&P 500, the top performing sectors were energy, telecommunications, and industrials. The performance of the energy sector was well correlated to gains in the spot market for crude oil, while industrials rallied due to positive underlying macroeconomic fundamentals.


                                                                               1

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The positive six month performance turned in by the telecommunications sector was biased by a very robust first quarter. The worst performing sectors were information technology and healthcare.

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 0.7%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell Midcap(R) Value Index,(2) which returned 7.0% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 0.57%, 5 YEARS: 8.51%, AND 10 YEARS: 13.89%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.lordabbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The consumer discretionary sector was the largest detractor from the Fund's performance relative to its benchmark in the period. Among the individual holdings whose performance was disappointing were: Sabre Holdings Corp., a provider of online reservation capabilities for airlines, hotels, and cruises, and the largest holding in the Fund's portfolio; Westwood One, Inc., a supplier of information services and programming for radio and television stations; Interpublic Group of Companies, Inc., an organization of advertising agencies and marketing service companies; R. H. Donnelley Corp., a publisher of telephone directories; and OSI Restaurant Partners, Inc., an operator and franchiser of various restaurant concepts, including Outback Steakhouse.

     The materials and processing sector was the second weakest sector based on its contribution to relative performance. Among the individual holdings detracting from performance were Chemtura Corp., a manufacturer of specialty chemicals, crop protection, and pool products, and Bowater Inc., a maker of newsprint and other paper products.

     The third sector that took away from relative performance was auto and transportation. Within that sector, Dana Corp. was the Fund's number-one detractor. The company provides


2

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components and systems for worldwide automotive, heavy truck, off-highway, engine, and industrial markets.

     Elsewhere, healthcare holding Bausch & Lomb Inc., a manufacturer of healthcare products for the eye, was the Fund's second largest individual detractor from performance. ADC Telecommunications, Inc., a provider of communications network infrastructure solutions, also disappointed.

     The sector providing the greatest contribution to the Fund's performance relative to its benchmark was the producer durables sector. Within that sector, Cummins Inc., a manufacturer of diesel engines, was the Fund's third largest individual contributor.

     The second strongest contributor to relative performance was the utilities sector. The largest individual contributor to Fund performance came from that sector: Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications.

     The other energy sector also contributed to relative performance. Adding to performance within that sector were individual holdings GlobalSantaFe Corp., an international offshore and land contract driller, and Halliburton Co., a provider of energy services and engineering and construction services.

     Other individual holdings adding to performance included: OfficeMax Inc., an office products retailer, and the Fund's second largest contributor; Pactiv Corp., a producer of specialty packaging products for food service/food packaging markets; Monsanto Company, a provider of technology-based solutions and agricultural products for the agricultural market; Host Hotels & Resorts Inc., a real estate investment trust that owns or holds controlling interests in upscale and luxury hotel properties; JDS Uniphase Corp., a supplier of communications test and measurement solutions for telecommunications service providers; and Tellabs, Inc., a provider of voice, data, and video transport and network access systems.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     NOTE: Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.


                                                                               3

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     A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS
INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

(2) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


4

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EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                               5

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     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT     ACCOUNT    PAID DURING
                                             VALUE       VALUE       PERIOD+
                                           ---------   ---------   -----------
                                                                     1/1/06 -
                                             1/1/06     6/30/06      6/30/06
                                           ---------   ---------   -----------
CLASS A
Actual                                     $1,000.00   $1,007.00      $5.18
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,019.62      $5.21
CLASS B
Actual                                     $1,000.00   $1,003.40      $8.64
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,016.19      $8.70
CLASS C
Actual                                     $1,000.00   $1,003.40      $8.64
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,016.19      $8.70
CLASS P
Actual                                     $1,000.00   $1,006.20      $5.92
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,018.92      $5.96
CLASS Y
Actual                                     $1,000.00   $1,008.40      $3.69
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,021.15      $3.71

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.04% for Class A, 1.74% for Classes B and C, 1.19% for Class P and 0.74% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JUNE 30, 2006

SECTOR*                     %**
Auto & Transportation      1.92%
Consumer Discretionary    24.72%
Consumer Staples           2.41%
Financial Services        12.46%
Healthcare                 6.13%
Materials & Processing    17.09%
Other Energy               5.49%
Producer Durables          5.38%
Technology                10.26%
Utilities                 13.24%
Short-Term Investments     0.90%
Total                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2006

                                                                          VALUE
INVESTMENTS                                                  SHARES       (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.85%

ADVERTISING AGENCY 4.14%
INTERPUBLIC GROUP OF COS. (THE)*(b)                        24,713,471   $206,357
R.H. DONNELLEY CORP.*(b)                                    4,075,474    220,361
                                                                        --------
TOTAL                                                                    426,718
                                                                        --------
AGRICULTURE, FISHING & RANCHING 1.43%
MONSANTO CO.                                                1,755,632    147,807
                                                                        --------
AUTO PARTS: AFTER MARKET 1.91%
GENUINE PARTS CO.                                           4,730,821    197,086
                                                                        --------
CHEMICALS 3.59%
CHEMTURA CORP.(b)                                          13,343,899    124,632
EASTMAN CHEMICAL CO.(b)                                     4,538,159    245,061
                                                                        --------
TOTAL                                                                    369,693
                                                                        --------
COMMUNICATIONS TECHNOLOGY 7.10%
ADC TELECOMMUNICATIONS, INC.*(b)                            7,592,833    128,015
AVAYA INC.*                                                14,655,336    167,364
JDS UNIPHASE CORP.*                                        37,013,552     93,644
MCAFEE, INC.*(b)                                            8,260,096    200,473
TELLABS, INC.*                                             10,695,515    142,357
                                                                        --------
TOTAL                                                                    731,853
                                                                        --------
COMPUTER SERVICES, SOFTWARE & SYSTEMS 3.13%
CADENCE DESIGN SYSTEMS, INC.*                              11,927,412    204,555
SYBASE, INC.*(b)                                            6,099,503    118,330
                                                                        --------
TOTAL                                                                    322,885
                                                                        --------
CONSUMER PRODUCTS 3.70%
AMERICAN GREETINGS CORP.(b)                                 5,786,770    121,580
SNAP-ON INC.(b)                                             4,445,373    179,682
TUPPERWARE BRANDS CORP.(b)                                  4,079,900     80,333
                                                                        --------
TOTAL                                                                    381,595
                                                                        --------
CONTAINERS & PACKAGING: PAPER & PLASTIC 2.24%
PACTIV CORP.*(b)                                            9,328,813   $230,888
                                                                        --------
DIVERSIFIED MANUFACTURING 1.93%
BALL CORP.(b)                                               5,383,711    199,413
                                                                        --------
DRUG & GROCERY STORE CHAINS 2.41%
KROGER CO. (THE)                                            5,652,200    123,557
SAFEWAY INC.                                                4,782,200    124,337
                                                                        --------
TOTAL                                                                    247,894
                                                                        --------
DRUGS & PHARMACEUTICALS 4.02%
KING PHARMACEUTICALS, INC.*(b)                             12,685,969    215,661
MYLAN LABORATORIES INC.                                     9,914,131    198,283
                                                                        --------
TOTAL                                                                    413,944
                                                                        --------
ENERGY: MISCELLANEOUS 1.94%
GLOBALSANTAFE CORP. (CAYMAN ISLANDS)(a)                     3,464,100    200,052
                                                                        --------
FERTILIZERS 2.56%
MOSAIC CO. (THE)*                                          11,719,852    183,416
POTASH CORP. OF SASKATCHEWAN INC. (CANADA)(a)                 938,889     80,716
                                                                        --------
TOTAL                                                                    264,132
                                                                        --------
HEALTHCARE MANAGEMENT SERVICES 1.08%
AETNA, INC.                                                 2,780,674    111,032
                                                                        --------
HOUSEHOLD FURNISHINGS 1.28%
NEWELL RUBBERMAID, INC.                                     5,126,660    132,422
                                                                        --------
IDENTIFICATION CONTROL & FILTER DEVICES 1.70%
HUBBELL, INC. CLASS B(b)                                    3,675,699    175,147
                                                                        --------
INSURANCE: LIFE 1.69%
CONSECO, INC.*                                              7,528,823    173,916
                                                                        --------
INSURANCE: MULTI-LINE 2.70%
GENWORTH FINANCIAL, INC.
CLASS A                                                     3,865,095    134,660
SAFECO CORP.                                                2,556,411    144,054
                                                                        --------
TOTAL                                                                    278,714
                                                                        --------


                       SEE NOTES TO FINANCIAL STATEMENTS.                      7

JUNE 30, 2006

                                                                          VALUE
INVESTMENTS                                                  SHARES       (000)
--------------------------------------------------------------------------------
INSURANCE: PROPERTY - CASUALTY 6.12%
ACE LTD. (BERMUDA)(a)                                       1,507,200   $ 76,249
EVEREST RE GROUP, LTD. (BERMUDA)(a)                         1,159,691    100,394
PARTNERRE LTD. (BERMUDA)(a)(b)                              3,136,950    200,922
PMI GROUP, INC.                                             1,666,476     74,292
XL CAPITAL LTD. CLASS A (BERMUDA)(a)                        2,910,846    178,435
                                                                        --------
TOTAL                                                                    630,292
                                                                        --------
MACHINERY: AGRICULTURAL 0.49%
CNH GLOBAL N.V. (NETHERLANDS)(a)                            2,096,669     50,152
                                                                        --------
MACHINERY: ENGINES 1.43%
CUMMINS, INC.                                               1,204,489    147,249
                                                                        --------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 1.85%
HALLIBURTON CO.                                             2,571,688    190,845
                                                                        --------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 1.02%
BAUSCH & LOMB, INC.                                         2,148,312    105,353
                                                                        --------
METAL FABRICATING 2.15%
TIMKEN CO. (THE)(b)                                         6,623,890    221,967
                                                                        --------
MISCELLANEOUS: EQUIPMENT 1.76%
W.W. GRAINGER, INC.                                         2,406,266    181,023
                                                                        --------
OIL: CRUDE PRODUCERS 1.69%
EOG RESOURCES, INC.                                         2,504,995    173,696
                                                                        --------
PAPER 3.13%
BOWATER, INC.(b)                                            5,262,782    119,728
MEADWESTVACO CORP.                                          7,267,004    202,968
                                                                        --------
TOTAL                                                                    322,696
                                                                        --------
PUBLISHING: MISCELLANEOUS 2.29%
R.R. DONNELLEY & SONS CO.                                   7,387,721    236,038
                                                                        --------
RADIO & TV BROADCASTERS 1.92%
CLEAR CHANNEL COMMUNICATIONS, INC.                          6,397,600   $198,006
                                                                        --------
REAL ESTATE INVESTMENT TRUSTS 1.92%
HOST HOTELS & RESORTS INC.                                  9,056,803    198,072
                                                                        --------
RESTAURANTS 2.52%
BRINKER INT'L., INC.                                        3,971,980    144,183
OSI RESTAURANT PARTNERS, INC.                               2,724,700     94,275
YUM! BRANDS, INC.                                             431,000     21,666
                                                                        --------
TOTAL                                                                    260,124
                                                                        --------
RETAIL 5.54%
FEDERATED DEPARTMENT STORES INC.                            4,766,180    174,442
FOOT LOCKER, INC.(b)                                        8,231,303    201,584
OFFICEMAX, INC.(b)                                          4,788,753    195,142
                                                                        --------
TOTAL                                                                    571,168
                                                                        --------
SERVICES: COMMERCIAL 3.25%
ALLIED WASTE INDUSTRIES, INC.*                              6,543,800     74,338
SABRE HOLDINGS CORP. CLASS A(b)                            11,847,919    260,654
                                                                        --------
TOTAL                                                                    334,992
                                                                        --------
UTILITIES: ELECTRICAL 8.18%
AMEREN CORP.                                                4,110,881    207,599
CMS ENERGY CORP.*(b)                                       13,835,779    179,035
NISOURCE, INC.                                              8,747,099    191,037
NORTHEAST UTILITIES SYSTEM(b)                               9,288,978    192,003
PUGET ENERGY INC.                                           3,398,800     73,006
                                                                        --------
TOTAL                                                                    842,680
                                                                        --------
UTILITIES: GAS DISTRIBUTORS 0.56%
SOUTHWEST GAS CORP.                                         1,835,161     57,514
                                                                        --------


8                      SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2006

                                                                        VALUE
INVESTMENTS                                               SHARES        (000)
--------------------------------------------------------------------------------
UTILITIES: TELECOMMUNICATIONS 4.48%
CENTURYTEL, INC.                                         3,666,294   $   136,203
EMBARQ CORP.*                                            1,864,700        76,434
QWEST COMMUNICATIONS INT'L., INC.*                      30,755,315       248,810
                                                                     -----------
TOTAL                                                                    461,447
                                                                     -----------
TOTAL COMMON STOCKS
(cost $8,535,521,398)                                                 10,188,505
                                                                     ===========

                                                         PRINCIPAL
                                                           AMOUNT
                                                           (000)
                                                         ---------
SHORT-TERM INVESTMENT 0.89%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT DATED 6/30/2006, 4.62%
DUE 7/3/2006 WITH STATE STREET BANK & TRUST CO.
COLLATERALIZED BY $95,335,000 OF FEDERAL HOME LOAN
MORTGAGE CORP. AT 4.125% DUE FROM 2/15/2008
TO 4/18/2008; VALUE: $94,132,764;
PROCEEDS: $92,320,372 (COST $92,284,843)                  $92,285         92,285
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES 99.74%
(cost $8,627,806,241)                                                 10,280,790
                                                                     ===========
OTHER ASSETS IN EXCESS OF LIABILITIES 0.26%                               26,586
                                                                     ===========
NET ASSETS 100.00%                                                   $10,307,376
                                                                     ===========

*    Non-income producing security.

(a)  Foreign security traded in U.S. dollars.

(b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 9.


                       SEE NOTES TO FINANCIAL STATEMENTS.                      9

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

JUNE 30, 2006

ASSETS:
Investment in unaffiliated issuers, at value (cost $5,059,925,890)                $ 6,263,821,724
Investment in affiliated issuers, at value (cost $3,567,880,351)                    4,016,968,731
Receivables:
   Investment securities sold                                                          74,156,768
   Interest and dividends                                                              13,443,016
   Capital shares sold                                                                  8,138,264
Prepaid expenses and other assets                                                         371,344
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       10,376,899,847
-------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                                     32,904,099
   Capital shares reacquired                                                           23,963,773
   12b-1 distribution fees                                                              5,168,055
   Management fee                                                                       4,558,585
   Directors' fees                                                                        826,202
   Fund administration                                                                    330,314
Accrued expenses and other liabilities                                                  1,772,713
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                      69,523,741
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $10,307,376,106
-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                   $ 8,188,519,093
Undistributed net investment income                                                    21,429,107
Accumulated net realized gain on investments                                          444,443,692
Net unrealized appreciation on investments                                          1,652,984,214
-------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $10,307,376,106
-------------------------------------------------------------------------------------------------
NET ASSETS BY CLASS:
Class A Shares                                                                    $ 6,853,737,651
Class B Shares                                                                    $   843,879,562
Class C Shares                                                                    $ 1,004,450,749
Class P Shares                                                                    $   790,265,167
Class Y Shares                                                                    $   815,042,977
OUTSTANDING SHARES BY CLASS:
Class A Shares (500 million shares of common stock authorized, $.001 par value)       313,720,115
Class B Shares (200 million shares of common stock authorized, $.001 par value)        40,163,468
Class C Shares (200 million shares of common stock authorized, $.001 par value)        47,958,937
Class P Shares (200 million shares of common stock authorized, $.001 par value)        36,966,240
Class Y Shares (70 million shares of common stock authorized, $.001 par value)         37,314,736
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                    $         21.85
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                   $         23.18
Class B Shares-Net asset value                                                    $         21.01
Class C Shares-Net asset value                                                    $         20.94
Class P Shares-Net asset value                                                    $         21.38
Class Y Shares-Net asset value                                                    $         21.84
-------------------------------------------------------------------------------------------------


10                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED JUNE 30, 2006

INVESTMENT INCOME:
Dividends from unaffiliated issuers                               $  47,763,466
Dividends from affiliated issuers                                    32,056,221
Interest                                                              4,925,153
Foreign withholding tax                                                (140,798)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              84,604,042
--------------------------------------------------------------------------------
EXPENSES:
Management fee                                                       27,526,458
12b-1 distribution plan-Class A                                      11,107,789
12b-1 distribution plan-Class B                                       4,456,289
12b-1 distribution plan-Class C                                       5,339,559
12b-1 distribution plan-Class P                                       1,838,057
Shareholder servicing                                                 8,880,917
Fund administration                                                   2,164,429
Reports to shareholders                                                 488,132
Registration                                                            304,845
Directors' fees                                                         198,444
Custody                                                                 181,707
Professional                                                             66,828
Other                                                                    70,585
--------------------------------------------------------------------------------
Gross expenses                                                       62,624,039
   Expense reductions (See Note 7)                                     (127,576)
--------------------------------------------------------------------------------
NET EXPENSES                                                         62,496,463
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                22,107,579
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments in unaffiliated issuers            612,187,970
Net realized loss on investments in affiliated issuers             (166,756,303)
Net change in unrealized depreciation on investments               (385,687,994)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     59,743,673
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  81,851,252
--------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     11

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX MONTHS
                                                       ENDED JUNE 30, 2006   FOR THE YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                          (UNAUDITED)        DECEMBER 31, 2005
OPERATIONS:
Net investment income                                    $    22,107,579      $    46,183,553
Net realized gain on investments                             445,431,667        1,013,734,704
Net change in unrealized depreciation on investments        (385,687,994)        (222,012,395)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          81,851,252          837,905,862
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                    (3,492,862)         (30,637,109)
   Class B                                                      (417,925)                  --
   Class C                                                      (545,310)                  --
   Class P                                                      (396,821)          (2,991,690)
   Class Y                                                      (402,884)          (6,383,332)
Net realized gain
   Class A                                                  (234,127,551)        (582,877,100)
   Class B                                                   (30,012,893)         (77,464,946)
   Class C                                                   (36,272,763)         (93,688,116)
   Class P                                                   (26,703,998)         (62,610,123)
   Class Y                                                   (27,285,896)         (64,482,795)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                         (359,658,903)        (921,135,211)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                            773,788,766        2,887,981,083
Reinvestment of distributions                                319,425,338          813,745,985
Cost of shares reacquired                                 (1,554,213,483)      (2,002,434,043)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                          (460,999,379)       1,699,293,025
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                       (738,807,030)       1,616,063,676
-----------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                       11,046,183,136        9,430,119,460
-----------------------------------------------------------------------------------------------
END OF PERIOD                                            $10,307,376,106      $11,046,183,136
-----------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                      $    21,429,107      $     4,577,330
-----------------------------------------------------------------------------------------------


12                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED 12/31
                                                    6/30/2006    ----------------------------------------------
                                                   (UNAUDITED)    2005     2004        2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $22.41       $22.63   $18.83      $15.39   $17.41    $17.03
                                                    ======       ======   ======      ======   ======    ======
Investment operations:
   Net investment income(a)                            .06          .13      .10         .11      .13       .11
   Net increase from payment by
      an affiliate on disposal of
      investments in violation of
      an investment restriction                         --           --       --(c)       --       --        --
   Net realized and unrealized gain (loss)             .11         1.66     4.43        3.70    (1.80)     1.14
                                                    ------       ------   ------      ------   ------    ------
      Total from investment operations                 .17         1.79     4.53        3.81    (1.67)     1.25
                                                    ------       ------   ------      ------   ------    ------
Distributions to shareholders from:
   Net investment income                              (.01)        (.10)    (.06)       (.17)    (.07)     (.03)
   Net realized gain                                  (.72)       (1.91)    (.67)       (.20)    (.28)     (.84)
                                                    ------       ------   ------      ------   ------    ------
      Total distributions                             (.73)       (2.01)    (.73)       (.37)    (.35)     (.87)
                                                    ------       ------   ------      ------   ------    ------
NET ASSET VALUE, END OF PERIOD                      $21.85       $22.41   $22.63      $18.83   $15.39    $17.41
                                                    ======       ======   ======      ======   ======    ======
Total Return(b)                                        .70%(e)     8.16%   24.10%(d)   24.94%   (9.75)%    8.00%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .52%(e)     1.07%    1.15%       1.19%    1.21%     1.22%
   Expenses, excluding expense reductions              .52%(e)     1.07%    1.15%       1.19%    1.21%     1.22%
   Net investment income                               .26%(e)      .56%     .47%        .64%     .78%      .67%

                                   SIX MONTHS
                                      ENDED                              YEAR ENDED 12/31
                                   6/30/2006      --------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)        2005         2004          2003         2002        2001
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $6,853,738      $7,355,612   $6,300,413   $4,226,138   $2,252,308   $1,252,040
Portfolio turnover rate                11.14%(e)       25.97%       20.35%       16.17%       23.10%       31.52%
----------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

                                              SIX MONTHS
                                                ENDED                       YEAR ENDED 12/31
                                              6/30/2006    --------------------------------------------------
                                             (UNAUDITED)    2005      2004        2003        2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $21.65        $21.98    $18.37      $14.97     $ 16.99    $16.72
                                             ======        ======    ======      ======     =======    ======
Investment operations:
   Net investment income (loss)(a)             (.02)         (.02)     (.03)         --(c)      .02       .01
   Net increase from payment by an
      affiliate on disposal of
      investments in violation of an
      investment restriction                     --            --        --(c)       --          --        --
   Net realized and unrealized gain (loss)      .11          1.60      4.31        3.61       (1.75)     1.12
                                             ------        ------    ------      ------     -------    ------
      Total from investment operations          .09          1.58      4.28        3.61       (1.73)     1.13
                                             ------        ------    ------      ------     -------    ------
Distributions to shareholders from:
   Net investment income                       (.01)           --        --        (.01)       (.01)     (.02)
   Net realized gain                           (.72)        (1.91)     (.67)       (.20)       (.28)     (.84)
                                             ------        ------    ------      ------     -------    ------
      Total distributions                      (.73)        (1.91)     (.67)       (.21)       (.29)     (.86)
                                             ------        ------    ------      ------     -------    ------
NET ASSET VALUE, END OF PERIOD               $21.01        $21.65    $21.98      $18.37     $ 14.97    $16.99
                                             ======        ======    ======      ======     =======    ======
Total Return(b)                                 .34%(e)      7.44%    23.32%(d)   24.15%     (10.31)%    7.35%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions       .86%(e)      1.72%     1.77%       1.82%       1.82%     1.84%
   Expenses, excluding expense reductions       .86%(e)      1.73%     1.77%       1.82%       1.82%     1.84%
   Net investment income (loss)                (.09)%(e)     (.11)%    (.15)%       .01%        .17%      .05%

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED 12/31
                                       6/30/2006    --------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)     2005       2004        2003      2002       2001
------------------------------------------------------------------------------------------------------------
   Net assets, end  of period (000)      $843,879      $914,957   $923,118   $771,959   $527,072   $289,421
   Portfolio turnover rate                  11.14%(e)     25.97%     20.35%     16.17%     23.10%     31.52%
------------------------------------------------------------------------------------------------------------


14                     SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                ENDED                        YEAR ENDED 12/31
                                              6/30/2006    ---------------------------------------------------
                                             (UNAUDITED)    2005      2004         2003        2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD         $ 21.58       $21.92    $18.32       $14.94     $ 16.97    $16.70
                                             =======       ======    ======       ======     =======    ======
Investment operations:
   Net investment income (loss)(a)              (.02)        (.02)     (.03)          --(c)      .03       .01
   Net increase from payment by an
      affiliate on disposal of
      investments in violation of
      an investment restriction                   --           --        --(c)        --          --        --
   Net realized and unrealized gain (loss)       .11         1.59      4.30         3.60       (1.76)     1.12
                                             -------       ------    ------       ------     -------    ------
      Total from investment operations           .09         1.57      4.27         3.60       (1.73)     1.13
                                             -------       ------    ------       ------     -------    ------
Distributions to shareholders from:
   Net investment income                        (.01)          --        --         (.02)       (.02)     (.02)
   Net realized gain                            (.72)       (1.91)     (.67)        (.20)       (.28)     (.84)
                                             -------       ------    ------       ------     -------    ------
      Total distributions                       (.73)       (1.91)     (.67)        (.22)       (.30)     (.86)
                                             -------       ------    ------       ------     -------    ------
NET ASSET VALUE, END OF PERIOD               $ 20.94       $21.58    $21.92       $18.32     $ 14.94    $16.97
                                             =======       ======    ======       ======     =======    ======
Total Return(b)                                  .34%(e)     7.41%    23.33%(d)    24.21%     (10.30)%    7.39%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions        .86%(e)     1.72%     1.77%        1.82%       1.82%     1.82%
   Expenses, excluding expense reductions        .86%(e)     1.73%     1.77%        1.82%       1.82%     1.82%
   Net investment income (loss)                 (.09)%(e)    (.11)%    (.15)%        .01%        .17%      .06%

                                       SIX MONTHS
                                         ENDED                            YEAR ENDED 12/31
                                       6/30/2006      ---------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)        2005         2004        2003       2002       2001
---------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)    $1,004,451      $1,104,235   $1,115,185   $975,894   $601,416   $274,520
   Portfolio turnover rate                 11.14%(e)       25.97%       20.35%     16.17%     23.10%     31.52%
---------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED 12/31
                                                    6/30/2006    ----------------------------------------------
                                                   (UNAUDITED)    2005     2004        2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $21.96       $22.22   $18.52      $15.16   $17.18    $16.83
                                                    ======       ======   ======      ======   ======    ======
Investment operations:
   Net investment income(a)                            .04          .10      .08         .09      .11       .09
   Net increase from payment by
      an affiliate on disposal of
      investments in violation of
      an investment restriction                         --           --       --(c)       --       --        --
   Net realized and unrealized gain (loss)             .11         1.63     4.36        3.65    (1.78)     1.14
                                                    ------       ------   ------      ------   ------    ------
      Total from investment operations                 .15         1.73     4.44        3.74    (1.67)     1.23
                                                    ------       ------   ------      ------   ------    ------
Distributions to shareholders from:
   Net investment income                              (.01)        (.08)    (.07)       (.18)    (.07)     (.04)
   Net realized gain                                  (.72)       (1.91)    (.67)       (.20)    (.28)     (.84)
                                                    ------       ------   ------      ------   ------    ------
      Total distributions                             (.73)       (1.99)    (.74)       (.38)    (.35)     (.88)
                                                    ------       ------   ------      ------   ------    ------
NET ASSET VALUE, END OF PERIOD                      $21.38       $21.96   $22.22      $18.52   $15.16    $17.18
                                                    ======       ======   ======      ======   ======    ======
Total Return(b)                                        .62%(e)     8.07%   23.99%(d)   24.87%   (9.86)%    7.95%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .59%(e)     1.17%    1.22%       1.27%    1.27%     1.29%
   Expenses, excluding expense reductions              .59%(e)     1.18%    1.22%       1.27%    1.27%     1.29%
   Net investment income                               .19%(e)      .46%     .40%        .56%     .72%      .58%

                                   SIX MONTHS
                                     ENDED                       YEAR ENDED 12/31
                                   6/30/2006    --------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)     2005       2004       2003       2002      2001
--------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $790,265      $815,751   $521,603   $178,439   $51,014   $13,789
Portfolio turnover rate              11.14%(e)     25.97%     20.35%     16.17%    23.10%    31.52%
--------------------------------------------------------------------------------------------------


16                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED 12/31
                                                    6/30/2006    ----------------------------------------------
                                                   (UNAUDITED)    2005     2004        2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $22.37       $22.59   $18.78      $15.38   $17.38    $16.97
                                                    ======       ======   ======      ======   ======    ======
Investment operations:
   Net investment income(a)                            .09          .20      .17         .17      .17       .16
   Net increase from payment by
      an affiliate on disposal of
      investments in violation of
      an investment restriction                         --           --       --(c)       --       --        --
   Net realized and unrealized gain (loss)             .11         1.67     4.44        3.69    (1.79)     1.14
                                                    ------       ------   ------      ------   ------    ------
      Total from investment operations                 .20         1.87     4.61        3.86    (1.62)     1.30
                                                    ------       ------   ------      ------   ------    ------
Distributions to shareholders from:
   Net investment income                              (.01)        (.18)    (.13)       (.26)    (.10)     (.05)
   Net realized gain                                  (.72)       (1.91)    (.67)       (.20)    (.28)     (.84)
                                                    ------       ------   ------      ------   ------    ------
      Total distributions                             (.73)       (2.09)    (.80)       (.46)    (.38)     (.89)
                                                    ------       ------   ------      ------   ------    ------
NET ASSET VALUE, END OF PERIOD                      $21.84       $22.37   $22.59      $18.78   $15.38    $17.38
                                                    ======       ======   ======      ======   ======    ======
Total Return(b)                                        .84%(e)     8.53%   24.59%(d)   25.39%   (9.43)%    8.33%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions              .36%(e)      .72%     .77%        .82%     .82%      .84%
   Expenses, excluding expense reductions              .36%(e)      .73%     .77%        .82%     .82%      .84%
   Net investment income                               .41%(e)      .90%     .85%       1.01%    1.17%      .97%

                                   SIX MONTHS
                                     ENDED                      YEAR ENDED 12/31
                                   6/30/2006    -------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)     2005       2004       2003       2002     2001
-------------------------------------------------------------------------------------------------
Net assets, end of period (000)   $815,043      $855,628   $569,800   $357,388   $78,392   $4,162
Portfolio turnover rate              11.14%(e)     25.97%     20.35%     16.17%    23.10%   31.52%
-------------------------------------------------------------------------------------------------

(a)  Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c)  Amount represents less than $.01.

(d) The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

(e)  Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Mid Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

Shares of the Fund are no longer available for purchase by most new investors. Certain new retirement and benefit plans may continue to purchase shares if they selected the Fund as a plan option prior to October 1, 2005. The Fund continues to be available for purchase by existing investors. Investors should note, however, that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

..75% of the first $200 million of average daily net assets;
..65% of the next $300 million of average daily net assets;
..50% of average daily net assets over $500 million.

For the six months ended June 30, 2006, the fee paid to Lord Abbett was at an annual rate of .51% of average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of distribution and service fees to Lord

Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE            CLASS A     CLASS B   CLASS C   CLASS P
------------------------------------------------------
Service        .25%(1)       .25%      .25%      .20%
Distribution   .05%(2)(3)    .75%      .75%      .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A.

(2) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of prepaid distribution fees for the Fund, as of June 30, 2006, was $140,821. This amount will continue to be amortized by the Fund, generally over a two-year period.

(3) The amount of CDSC collected by the Fund during the six months ended June 30, 2006 was $62,680.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2006:

DISTRIBUTOR     DEALERS'
COMMISSIONS   CONCESSIONS
-------------------------
$257,510       $1,419,260

Distributor received CDSCs of $50,066 and $17,358 for Class A and Class C shares, respectively, for the six months ended June 30, 2006.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 were as follows:

                               SIX MONTHS
                                  ENDED
                                6/30/2006     YEAR ENDED
                               (UNAUDITED)    12/31/2005
---------------------------------------------------------
Distributions paid from:
Ordinary income               $ 43,713,004   $104,761,406
Net long-term capital gains    315,945,899    816,373,805
---------------------------------------------------------
   Total distributions paid   $359,658,903   $921,135,211
---------------------------------------------------------

As of June 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $8,628,747,348
------------------------------------------------
Gross unrealized gain              1,954,750,025
Gross unrealized loss               (302,706,918)
------------------------------------------------
   Net unrealized security gain   $1,652,043,107
------------------------------------------------

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 are as follows:

PURCHASES            SALES
-------------------------------
$1,160,729,585   $1,912,291,190

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2006.

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statement of Operations and Directors' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of June 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2006.

9.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting shares of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the six months ended June 30, 2006:

                                                                                                          REALIZED       DIVIDEND
                                   BALANCE OF                             BALANCE OF                    GAIN (LOSS)       INCOME
                                  SHARES HELD     GROSS                   SHARES HELD     VALUE AT        1/1/2006       1/1/2006
AFFILIATED ISSUER                AT 12/31/2005  ADDITIONS  GROSS SALES   AT 6/30/2006     6/30/2006     TO 6/30/2006   TO 6/30/2006
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.        6,200,433   1,399,900       (7,500)    7,592,833   $  128,015,164  $      (8,046)   $        --
American Greetings Corp.            4,862,600     929,770       (5,600)    5,786,770      121,580,038         21,559        844,326
Ball Corp.                          5,663,100     396,511     (675,900)    5,383,711      199,412,655     18,803,779      1,049,962
Bausch & Lomb, Inc.(a)              2,279,600   1,027,812   (1,159,100)    2,148,312      105,353,220     15,373,396        592,777
Bowater, Inc.                       4,871,800     396,382       (5,400)    5,262,782      119,728,291        (91,025)     2,066,993
Brinker Int'l., Inc.(a)             4,774,700     219,880   (1,022,600)    3,971,980      144,182,874      3,198,345        885,946
Chemtura Corp.                     12,388,400     969,099      (13,600)   13,343,899      124,632,017        (92,997)     1,313,675
CMS Energy Corp.                   12,247,300   1,602,679      (14,200)   13,835,779      179,034,980       (116,034)            --
Dana Corp.(a)                      12,710,600     499,874  (13,210,474)           --               --   (172,694,403)            --
Eastman Chemical Co.                5,229,800     214,859     (906,500)    4,538,159      245,060,586     10,056,449      4,361,464
Foot Locker, Inc.                   8,357,000      48,203     (173,900)    8,231,303      201,584,610      1,331,019      1,504,809
Hubbell, Inc.                       3,699,300      12,399      (36,000)    3,675,699      175,147,057        822,532      2,435,795
Interpublic Group of Cos. (The)    20,662,800   4,075,271      (24,600)   24,713,471      206,357,483        (51,576)            --
King Pharmaceuticals, Inc.         13,736,550   1,308,219   (2,358,800)   12,685,969      215,661,473     10,265,926             --
McAfee, Inc.                        6,206,800   2,362,696     (309,400)    8,260,096      200,472,530      2,744,903             --
Northeast Utilities System          8,025,300   1,273,178       (9,500)    9,288,978      192,003,175        109,306      3,097,825
OfficeMax, Inc.                     4,019,500     774,153       (4,900)    4,788,753      195,141,685         35,702      1,424,926
Pactiv Corp.                       12,074,900     138,713   (2,884,800)    9,328,813      230,888,122     31,800,859             --
PartnerRe Ltd.                      3,136,100     152,950     (152,100)    3,136,950      200,921,648      4,776,698      2,561,020
R.H. Donnelley Corp.                2,802,600   1,323,174      (50,300)    4,075,474      220,360,879        325,241         36,559
Sabre Holdings Corp. Class A       11,099,000     943,619     (194,700)   11,847,919      260,654,218        173,805      2,271,722
Snap-on Inc.                        4,938,000      33,173     (525,800)    4,445,373      179,681,977      7,611,805      2,548,226
Sybase, Inc.                        6,143,135     104,368     (148,000)    6,099,503      118,330,358        710,384             --
Timken Co. (The)                    7,170,200      97,490     (643,800)    6,623,890      221,966,554     12,027,641      2,095,708
Tupperware Brands Corp.             3,190,400     893,700       (4,200)    4,079,900       80,333,231         11,249      1,734,612
Westwood One, Inc.(a)               8,289,100     391,164   (8,680,264)           --               --   (113,902,820)     1,229,876
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $4,266,504,825  $(166,756,303)   $32,056,221
-----------------------------------------------------------------------------------------------------------------------------------

(a)  No longer an affiliated issuer as of June 30, 2006.

10.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund's performance.

12.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                       SIX MONTHS ENDED                  YEAR ENDED
                                  JUNE 30, 2006 (UNAUDITED)           DECEMBER 31, 2005
---------------------------------------------------------------------------------------------
CLASS A SHARES                     SHARES          AMOUNT          SHARES         AMOUNT
---------------------------------------------------------------------------------------------
Shares sold                      24,858,354   $   554,990,814    87,411,679   $ 1,958,126,264
Reinvestment of distributions     9,950,368       221,097,138    25,639,002       569,226,281
Shares reacquired               (49,329,473)   (1,100,198,503)  (63,209,008)   (1,428,625,924)
---------------------------------------------------------------------------------------------
Increase (decrease)             (14,520,751)  $  (324,110,551)   49,841,673   $ 1,098,726,621
---------------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------------
Shares sold                         888,378   $    19,100,090     2,443,925   $    52,838,538
Reinvestment of distributions     1,159,219        24,842,057     2,920,229        62,636,169
Shares reacquired                (4,143,891)      (88,716,858)   (5,105,750)     (111,483,541)
---------------------------------------------------------------------------------------------
Increase (decrease)              (2,096,294)  $   (44,774,711)      258,404   $     3,991,166
---------------------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------------------
Shares sold                       1,542,899   $    33,059,201     4,688,534   $   100,994,508
Reinvestment of distributions     1,166,207        24,921,866     2,930,491        62,661,762
Shares reacquired                (5,909,150)     (126,175,659)   (7,342,245)     (159,402,461)
---------------------------------------------------------------------------------------------
Increase (decrease)              (3,200,044)  $   (68,194,592)      276,780   $     4,253,809
---------------------------------------------------------------------------------------------
CLASS P SHARES
---------------------------------------------------------------------------------------------
Shares sold                       4,132,221   $    90,324,057    19,489,996   $   428,247,653
Reinvestment of distributions       980,583        21,337,484     2,299,597        50,142,532
Shares reacquired                (5,296,207)     (115,664,330)   (8,110,216)     (181,352,874)
---------------------------------------------------------------------------------------------
Increase (decrease)                (183,403)  $    (4,002,789)   13,679,377   $   297,037,311
---------------------------------------------------------------------------------------------
CLASS Y SHARES
---------------------------------------------------------------------------------------------
Shares sold                       3,429,267   $    76,314,604    15,296,068   $   347,774,120
Reinvestment of distributions     1,226,985        27,226,793     3,111,954        69,079,241
Shares reacquired                (5,588,092)     (123,458,133)   (5,384,089)     (121,569,243)
---------------------------------------------------------------------------------------------
Increase (decrease)                (931,840)  $   (19,916,736)   13,023,933   $   295,284,118
---------------------------------------------------------------------------------------------

13.  RECENT ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the fund's financial statements, if any, is currently being assessed.

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2006 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

This report when not used for the general
 information of shareholders of the fund,
 is to be distributed only if preceded or
accompanied by a current fund prospectus.   Lord Abbett Mid-Cap Value Fund, Inc.

    Lord Abbett mutual fund shares are
              distributed by                                       LAMCVF-3-0606
       LORD ABBETT DISTRIBUTOR LLC                                       (8/06)

ITEM 2: CODE OF ETHICS.

        Not applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees ("Procedures"). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

ITEM 11: CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

     (a)(1)   Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3)   Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        LORD ABBETT MID-CAP VALUE FUND, INC.


                                        /s/ Robert S. Dow
                                        ----------------------------------------
                                        Robert S. Dow
                                        Chief Executive Officer,
                                        Chairman and President


                                        /s/ Joan A. Binstock
                                        ----------------------------------------
                                        Joan A. Binstock
                                        Chief Financial Officer and
                                        Vice President

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                        LORD ABBETT MID-CAP VALUE FUND, INC.


                                        /s/ Robert S. Dow
                                        ----------------------------------------
                                        Robert S. Dow
                                        Chief Executive Officer,
                                        Chairman and President


                                        /s/ Joan A. Binstock
                                        ----------------------------------------
                                        Joan A. Binstock
                                        Chief Financial Officer and
                                        Vice President

Date: August 22, 2006